SCHEDULE OF INVENTORY (Details) - USD ($)	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Notes To Consolidated In Financial Statements
Raw materials		$ 12,799,608	$ 5,289,238
Finished goods	157	154	74,295
Total inventories, gross	157	12,799,762	5,363,533
Less: inventory write-down		(906,444)	(815,498)
Inventories, net	$ 157	$ 11,893,318	$ 4,548,035